Risk and Capital Management - Summary of Off Balance Sheet (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	R$ 68,933	R$ 66,720
Commitments to be released	320,905	305,422
Letters of credit to be released	41,477	15,013
Contractual commitments-Fixed assets and Intangible	36	273
Total	431,351	387,428
0-30 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	2,859	1,286
Commitments to be released	128,792	125,664
Letters of credit to be released	41,477	15,013
Contractual commitments-Fixed assets and Intangible	0
Total	173,128	141,963
31 - 365 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	24,491	19,447
Commitments to be released	27,144	22,818
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	36	273
Total	51,671	42,538
366 - 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	6,428	9,359
Commitments to be released	11,776	7,064
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	0	0
Total	18,204	16,423
Over 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	35,155	36,628
Commitments to be released	153,193	149,876
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	0
Total	R$ 188,348	R$ 186,504